UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® High Yield Municipal Trust

SEMIANNUAL REPORT

May 31, 2011

CMU-SEM

MFS® HIGH YIELD MUNICIPAL TRUST

New York Stock Exchange Symbol: CMU

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at market value

Top five industries reflecting equivalent exposure of derivative positions (i)
Healthcare Revenue — Hospitals	24.4%
Healthcare Revenue — Long Term Care	14.2%
Universities — Colleges	5.6%
Tobacco	5.2%
U.S. Treasury Securities (j)	(14.1)%

Portfolio structure reflecting equivalent exposure of derivative positions (i)(j)

Composition including fixed income credit quality (a)(i)
AAA	7.9%
AA	15.6%
A	11.8%
BBB	27.8%
BB	8.4%
B	3.7%
CCC	0.5%
CC	0.1%
Not Rated	6.7%
Cash & Other	17.5%

Portfolio facts (i)
Average Duration (d)	13.4
Average Effective Maturity (m)	18.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (14.1)%, which reduce the fund’s interest rate exposure but not it’s credit exposure.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets, including the value of auction preferred shares, as of 5/31/11.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Gary Lasman	—	Investment Officer of MFS; employed in the investment area of MFS since 2002. Portfolio manager of the fund since June 2007.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment area of MFS since 1993. Portfolio manager of the fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 156.2%
Issuer	Shares/Par	Value ($)

Airport Revenue - 3.1%
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, AGM, 5%, 2025	$3,000,000	$3,036,420
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	255,000	256,833
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	290,000	290,415

		$3,583,668
General Obligations - General Purpose - 0.4%
Luzerne County, PA, AGM, 6.75%, 2023	$455,000	$509,768

General Obligations - Improvement - 0.3%
Guam Government, “A”, 6.75%, 2029	$140,000	$143,797
Guam Government, “A”, 7%, 2039	160,000	165,656

		$309,453
General Obligations - Schools - 2.2%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	$2,195,000	$754,136
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	275,000	82,690
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	280,000	77,871
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	560,000	143,791
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2016	1,000,000	923,520
Los Angeles, CA, Unified School District, “D”, 5%, 2034	165,000	164,993
San Jacinto, TX, Community College District, 5.125%, 2038	430,000	439,378

		$2,586,379
Healthcare Revenue - Hospitals - 39.5%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$440,000	$447,401
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	435,000	338,117
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	625,000	477,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	$320,000	$288,512
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	169,223
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	590,000	498,178
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	130,000	113,913
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	185,000	182,454
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	500,000	450,115
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	660,000	681,952
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	625,000	629,456
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “L”, ASSD GTY, 5.25%, 2041	870,000	855,741
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	290,000	221,273
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	60,000	55,959
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,053,240
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	588,480
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	410,000	405,687
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	70,000	68,767
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	230,000	223,894
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	195,000	191,145
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	500,000	324,435
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	205,000	225,867
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	2,750,000	3,572,278
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	870,000	779,825
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	400,000	311,952

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	$485,000	$534,000
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	485,000	490,529
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	660,000	649,216
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,745,000	1,526,055
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	945,000	848,100
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	426,692
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,120,000	1,017,464
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	410,000	363,268
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	300,000	311,352
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	100,000	104,496
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	570,000	550,671
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	403,419
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	210,000	190,850
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	880,000	817,027
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,315,000	1,302,284
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,265,000	1,143,269
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	60,000	50,345
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	47,774
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	735,000	806,787
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	120,000	112,748
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	445,000	471,090

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	$1,000,000	$803,030
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	235,715
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	473,760
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	485,000	408,525
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	107,996
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	825,000	694,403
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	585,000	583,134
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	175,000	187,446
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	25,000	24,578
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	498,921
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	895,000	909,794
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	471,970
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	285,000	266,894
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	190,000	206,118
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	115,000	122,570
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	155,000	132,286
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	90,000	78,395
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	235,000	192,888
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	415,000	324,949
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	1,165,000	972,775
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,095,000	1,179,381
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	161,640
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	890,000	872,307
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	375,000	370,331

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	$395,000	$342,062
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	660,000	726,158
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	485,000	556,571
Salida, CO, Hospital District Rev., 5.25%, 2036	734,000	611,216
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	90,000	82,923
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	250,000	246,540
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	85,000	82,371
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	125,000	120,214
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	427,000	427,551
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	550,000	542,542
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2026	500,000	444,370
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	930,876
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (d)	375,000	28,125
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	186,974
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	151,706
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	470,000	411,344
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	440,000	460,227
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	106,895
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	354,869
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	719,618
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	725,000	712,059
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	490,000	489,290

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	$450,000	$471,758
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	803,848
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	390,000	370,126

		$45,982,414
Healthcare Revenue - Long Term Care - 22.9%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	$750,000	$597,383
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	200,000	165,666
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	475,020
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	77,891
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	92,800
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	215,000	203,547
Capital Projects Finance Authority, FL, (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	490,000	533,301
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	1,000,600
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center), 6.375%, 2024	1,000,000	952,690
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	515,000	533,978
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	475,000	415,920
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	877,558
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	370,000	332,068
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	695,000	696,001
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	452,515
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	140,000	156,678

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	$500,000	$585,165
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	141,256
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	850,000	836,196
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	836,560
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	480,034
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	975,000	856,440
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	860,000	890,814
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	460,000	444,687
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,227,362
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	440,000	252,613
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-Iowa, Inc.), 8%, 2029	353,000	353,364
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	525,000	507,759
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	620,864
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,040,000	892,830
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	185,000	107,842
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	45,000	25,282
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	155,000	155,090
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	125,661
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	80,000	80,424
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	115,000	115,437
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	575,000	498,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	$150,000	$127,142
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	487,026
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	366,436
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	248,385
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	431,295
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	405,250
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	195,000	171,165
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,630,000	1,261,995
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	350,000	323,740
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	300,000	272,808
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027 (a)	280,000	139,334
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042 (a)	260,000	127,637
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	200,000	149,858
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	500,000	393,760
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	610,000	559,748
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	550,000	532,582
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	415,000	394,428
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	770,000	762,169
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	130,000	130,967
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	195,000	191,802
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	506,256

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	$1,250,000	$1,100,263

		$26,682,281
Healthcare Revenue - Other - 0.5%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$550,000	$611,314

Industrial Revenue - Airlines - 4.1%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$200,000	$225,490
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	150,000	161,105
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	355,000	318,080
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	200,000	199,376
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	935,000	859,564
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	1,250,000	1,293,063
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	600,000	616,896
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	155,000	158,613
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	385,000	394,902
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028	500,000	509,965

		$4,737,054
Industrial Revenue - Chemicals - 1.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$373,112
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	655,000	722,845
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	660,000	656,839

		$1,752,796
Industrial Revenue - Environmental Services - 1.1%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$144,887
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	655,000	668,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	$500,000	$500,445

		$1,314,107
Industrial Revenue - Metals - 0.3%
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	$390,000	$396,224

Industrial Revenue - Other - 3.1%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$315,000	$263,006
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	53,546	3,009
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	368,820
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	435,000	409,448
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	500,000	542,045
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	859,010
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	250,000	244,220
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	400,000	366,264
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2011 (c)	500,000	515,380

		$3,571,202
Industrial Revenue - Paper - 3.7%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$977,320
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	400,000	376,172
Brunswick & Glynn County, GA, Development Authority Rev. (Georgia-Pacific LLC), 5.55%, 2026	505,000	472,135
Courtland, AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	1,000,930
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	980,000	875,150
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	251,065

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	$400,000	$389,904

		$4,342,676
Miscellaneous Revenue - Entertainment & Tourism - 1.5%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$335,000	$333,429
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	135,000	133,178
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	85,000	85,099
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	65,000	65,547
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	510,595
Mashantucket Western Pequot Tribe, CT, “B”, 0%, 2018 (a)(n)	1,100,000	285,197
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	351,999	4
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	25,000	25,716
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	280,000	245,588

		$1,684,353
Miscellaneous Revenue - Other - 2.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$305,000	$266,848
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	350,000	314,584
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	845,000	875,099
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	955,000	972,954
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	600,000	502,698
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	258,591

		$3,190,774
Multi-Family Housing Revenue - 4.9%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$466,935
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 4.5%, 2032 (q)	625,000	307,069
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	1,000,000	1,029,830

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	$655,000	$625,957
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	920,479	685,656
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	275,000	260,362
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	280,000	266,750
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (q)	605,000	332,502
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (z)	1,000,000	650,260
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	432,871
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	780,000	648,687

		$5,706,879
Port Revenue - 1.5%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$285,000	$274,945
Port Authority NY & NJ, Cons Thirty Seventh, AGM, 5.125%, 2030	1,450,000	1,490,339

		$1,765,284
Sales & Excise Tax Revenue - 5.3%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$304,430
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	630,000	631,266
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	300,000	299,976
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	840,000	844,427
Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, NATL, 0%, 2015	3,000,000	2,651,010
Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, ETM, FGIC, 0%, 2014 (c)	1,010,000	978,417
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	35,000	33,174
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	460,000	380,737

		$6,123,437
Single Family Housing - Local - 1.3%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$493,969	$471,958

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	$1,000,000	$984,060

		$1,456,018
Single Family Housing - State - 3.2%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$370,000	$369,697
California Housing Finance Agency Rev., “K”, 4.7%, 2031	235,000	191,694
California Housing Finance Agency Rev., “K”, 4.75%, 2036	880,000	694,945
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,115,000	1,147,681
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	480,000	489,293
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 2016	5,000	4,999
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	215,000	216,484
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	210,000	217,946
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	340,000	354,549

		$3,687,288
Solid Waste Revenue - 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$75,000	$77,405

State & Agency - Other - 0.5%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$96,660
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	500,000	462,185

		$558,845
State & Local Agencies - 5.0%
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	$500,000	$507,160
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	110,000	95,478
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	295,000	292,605
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	704,165
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024	955,000	958,982
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024 (c)	45,000	45,773
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	800,000	806,680
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	400,316
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	135,000	138,645
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	100,349

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	$820,000	$1,039,498
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	660,000	714,377

		$5,804,028
Student Loan Revenue - 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$445,000	$457,954
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	25,000	26,762

		$484,716
Tax - Other - 1.5%
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$768,128
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	360,000	323,716
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	440,000	451,070
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	205,000	214,530

		$1,757,444
Tax Assessment - 8.3%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$140,000	$129,634
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	500,000	507,825
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	145,000	107,657
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	230,000	186,703
Celebration Community Development District, FL, “A”, 6.4%, 2034	675,000	675,304
Channing Park Community Development District, FL, 5.3%, 2038	300,000	222,552
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	309,476
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	200,173
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	315,000	261,422
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037	365,000	223,588
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	165,000	97,335
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	497,145
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	250,000	220,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Main Street Community Development District, FL, “A”, 6.8%, 2038	$280,000	$233,464
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	376,275
Oakmont Grove Community Development District, FL, “A”, 5.4%, 2038 (d)	300,000	111,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	114,675
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	290,000	273,951
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,460,000	1,250,096
San Diego, CA, Redevelopment Agency, Tax Allocation, AGM, 0%, 2018	1,015,000	724,943
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (d)	800,000	156,000
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	190,000	81,700
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	585,000	374,061
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	160,277
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	483,000	355,464
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	470,000	219,650
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	275,000	237,303
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	960,000	364,800
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	580,000	422,397
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., “A”, NATL, 0%, 2024	1,325,000	555,665

		$9,650,580
Tobacco - 8.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$3,270,000	$2,475,273
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	245,000	179,965
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)(f)	970,000	1,041,984

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$525,000	$359,830
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	440,000	295,948
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,320,000	1,320,977
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	1,815,000	125,471
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,355,000	2,134,854
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,260,000	1,274,881
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	500,000	496,360

		$9,705,543
Toll Roads - 4.2%
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	$1,500,000	$1,007,490
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	215,000	217,303
North Texas Tollway Authority Rev., 6%, 2038	765,000	783,421
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	3,000,000	2,419,950
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	400,000	425,928

		$4,854,092
Universities - Colleges - 9.1%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$540,000	$538,601
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,270,000	1,325,588
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	97,539
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,135,090
Grand Valley, MI, State University Rev., 5.5%, 2027	135,000	144,077
Grand Valley, MI, State University Rev., 5.625%, 2029	65,000	69,175
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	540,000	481,923
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	110,000	75,328
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	670,000	664,245
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	155,000	154,389
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	580,000	586,171

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	$255,000	$282,428
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	725,000	739,210
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	455,000	435,462
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	660,000	654,647
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	335,000	339,037
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	1,880,000	1,893,724
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	300,000	325,134
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	220,000	232,487
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	80,000	83,873
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	280,000	272,188

		$10,530,316
Universities - Dormitories - 1.5%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	$200,000	$198,064
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	735,000	597,077
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	240,000	242,026
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	480,000	480,120
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	80,000	77,926
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	110,000	107,245

		$1,702,458
Universities - Secondary Schools - 0.8%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	$215,000	$188,295
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	135,000	119,202

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	$195,000	$195,597
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	535,000	406,680
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	50,000	48,447

		$958,221
Utilities - Cogeneration - 0.7%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$320,000	$320,326
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	491,678

		$812,004
Utilities - Investor Owned - 5.5%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$555,000	$202,869
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	975,000	977,701
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	245,000	259,813
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	500,000	481,225
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	475,000	527,891
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	85,000	92,062
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	275,000	280,946
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,483,905
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	250,908
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	205,000	210,439
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	634,110
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,015,000	1,020,177

		$6,422,046

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 0.1%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$140,000	$144,822

Utilities - Other - 3.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$177,559
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	335,000	364,966
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	335,000	314,270
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	325,000	322,293
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	230,000	244,704
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	25,000	27,026
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	705,000	622,007
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	1,710,000	1,652,647
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	270,000	263,709
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	156,260
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	227,986

		$4,373,427
Water & Sewer Utility Revenue - 3.3%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$370,000	$423,820
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	595,000	614,004
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	655,000	657,207
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	135,000	134,799
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	515,000	602,287
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	790,000	793,689
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	608,244

		$3,834,050
Total Municipal Bonds (Identified Cost, $187,560,822)		$181,663,366

Money Market Funds (v) - 6.3%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value	7,363,873	$7,363,873
Total Investments (Identified Cost, $194,924,695)		$189,027,239

Other Assets, Less Liabilities - 2.0%		2,280,324
Preferred Shares (Issued by the Fund) - (64.5)%		(75,000,000)
Net Assets applicable to common shares - 100.0%		$116,307,563

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,404,639, representing 2.1% of net assets applicable to common shares.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049	10/14/04	$1,000,000	$650,260
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01-1/14/02	455,481	432,871
Total Restricted Securities			$1,083,131
% of net assets applicable to common shares			0.9%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/11

Futures Contracts Outstanding at 5/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	188	$23,050,563	September - 2011	$(156,346)
U.S. Treasury Bond 30 yr (Short)	USD	32	3,995,000	September - 2011	(12,862)

					$(169,208)

At May 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $187,560,822)	$181,663,366
Underlying affiliated funds, at cost and value	7,363,873
Total investments, at value (identified cost, $194,924,695)		$189,027,239
Cash	700,684
Receivables for
Investments sold	758,455
Interest	3,241,062
Other assets	20,447
Total assets		$193,747,887
Liabilities
Payables for
Distributions on common shares	$14
Distributions on preferred shares	1,071
Daily variation margin on open futures contracts	34,438
Investments purchased	2,291,399
Payable to affiliates
Investment adviser	16,522
Transfer agent and dividend disbursing costs	4,495
Payable for independent Trustees’ compensation	4,780
Accrued expenses and other liabilities	87,605
Total liabilities		$2,440,324
Preferred shares
Auction preferred shares (3,000 shares issued and outstanding at $25,000 per share) at liquidation value		$75,000,000
Net assets applicable to common shares		$116,307,563
Net assets consist of
Paid-in capital – common shares	$176,898,539
Unrealized appreciation (depreciation) on investments	(6,066,664)
Accumulated net realized gain (loss) on investments	(55,425,657)
Undistributed net investment income	901,345
Net assets applicable to common shares		$116,307,563
Preferred shares, at liquidation value (3,000 shares issued and outstanding at $25,000 per share)		75,000,000
Net assets including preferred shares		$191,307,563
Common shares of beneficial interest outstanding		28,114,458
Net asset value per common share (net assets of $116,307,563 / 28,114,458 shares of beneficial interest outstanding)		$4.14

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$5,817,569
Dividends from underlying affiliated funds	5,752
Total investment income		$5,823,321
Expenses
Management fee	$613,826
Transfer agent and dividend disbursing costs	22,176
Administrative services fee	18,248
Independent Trustees’ compensation	12,777
Stock exchange fee	12,586
Preferred shares service fee	38,039
Custodian fee	8,806
Shareholder communications	17,132
Auditing fees	36,873
Legal fees	3,494
Miscellaneous	42,467
Total expenses		$826,424
Fees paid indirectly	(418)
Reduction of expenses by investment adviser	(3,871)
Net expenses		$822,135
Net investment income		$5,001,186
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(3,107,555)
Futures contracts	(4,455)
Net realized gain (loss) on investments		$(3,112,010)
Change in unrealized appreciation (depreciation)
Investments	$245,771
Futures contracts	(222,657)
Net unrealized gain (loss) on investments		$23,114
Net realized and unrealized gain (loss) on investments		$(3,088,896)
Distributions declared to preferred shareholders		$(152,914)
Change in net assets from operations		$1,759,376

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/11	Year ended 11/30/10
Change in net assets	(unaudited)
From operations
Net investment income	$5,001,186	$10,485,700
Net realized gain (loss) on investments	(3,112,010)	(3,981,242)
Net unrealized gain (loss) on investments	23,114	5,696,976
Distributions declared to preferred shareholders	(152,914)	(307,179)
Change in net assets from operations	$1,759,376	$11,894,255
Distributions declared to common shareholders
From net investment income	$(5,054,703)	$(9,856,628)
Net asset value of shares issued to common shareholders in reinvestment of distributions	$230,333	$464,965
Total change in net assets	$(3,064,994)	$2,502,592
Net assets applicable to common shares
At beginning of period	119,372,557	116,869,965
At end of period (including undistributed net investment income of $901,345 and $1,107,776, respectively)	$116,307,563	$119,372,557

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/11 (unaudited)		Years ended 11/30
			2010	2009	2008	2007		2006

Net asset value, beginning of period	$4.25		$4.18	$3.48	$5.34	$5.98		$5.76
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.38	$0.43	$ 0.45	(z)	$0.45
Net realized and unrealized gain (loss) on investments	(0.10)		0.06	0.67	(1.85)	(0.66	)(z)	0.23
Distributions declared to preferred shareholders	(0.01)		(0.01)	(0.02)	(0.11)	(0.12)		(0.11)
Total from investment operations	$0.07		$0.42	$1.03	$(1.53)	$(0.33)		$0.57
Less distributions declared to common shareholders
From net investment income, common shares	$(0.18)		$(0.35)	$(0.33)	$(0.33)	$(0.31)		$(0.35)
Net asset value, end of period	$4.14		$4.25	$4.18	$3.48	$5.34		$5.98
Common share market value, end of period	$4.39		$4.45	$4.24	$3.04	$4.90		$5.96
Total return at common market value (%) (p)	3.08	(n)	13.69	52.58	(33.26)	(13.21)		17.99
Total return at net asset value (%) (j)(p)(r)(s)(t)	1.78	(n)	10.14	31.40	(29.90)	(5.73)		10.17
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.45	(a)	1.41	1.61	1.57	1.39		1.39
Expenses after expense reductions (f)(p)	1.44	(a)	1.40	1.50	1.48	1.39		N/A
Net investment income (p)	8.77	(a)	8.57	10.17	9.02	7.87	(z)	7.62
Portfolio turnover	8		11	17	34	29		33
Net assets at end of period (000 omitted)	$116,308		$119,373	$116,870	$96,955	$148,439		$165,936

Financial Highlights – continued

	Six months ended 5/31/11 (unaudited)	Years ended 11/30
		2010	2009	2008	2007	2006

Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	N/A	N/A	N/A	1.44	N/A	N/A
Net investment income available to common shares	8.50	8.32	9.68	6.66	5.78	5.74
Senior Securities:
Total preferred shares outstanding	3,000	3,000	3,000	3,000	3,600	3,600
Asset coverage per preferred share (k)	$63,769	$64,791	$63,957	$57,318	$66,233	$71,093
Involuntary liquidation preference per preferred share (o)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,015
Average market value per preferred share (m)(x)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including preferred shares) from the fund’s total assets and dividing this number by the number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(m)	Amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(n)	Not annualized.
(o)	Effective November 30, 2007, amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(p)	Excludes dividend payment on auction preferred shares.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.
(x)	Average market value represents the approximate fair value of the fund’s liability.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended November 30, 2007 that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.15% to the net investment income ratio. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS High Yield Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are

Notes to Financial Statements (unaudited) – continued

primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases,

Notes to Financial Statements (unaudited) – continued

the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$181,663,366	$—	$181,663,366
Mutual Funds	7,363,873	—	—	7,363,873
Total Investments	$7,363,873	$181,663,366	$—	$189,027,239

Other Financial Instruments
Futures	$(169,208)	$—	$—	$(169,208)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(169,208)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(4,455)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(222,657)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically

Notes to Financial Statements (unaudited) – continued

adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and defaulted bonds.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/10
Ordinary income (including any short-term capital gains)	$8,018
Tax-exempt income	10,155,789
Total distributions	$10,163,807

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/11
Cost of investments	$194,489,579
Gross appreciation	7,159,958
Gross depreciation	(12,622,298)
Net unrealized appreciation (depreciation)	$(5,462,340)

As of 11/30/10
Undistributed ordinary income	66,263
Undistributed tax-exempt income	1,361,150
Capital loss carryforwards	(52,654,282)
Other temporary differences	(319,637)
Net unrealized appreciation (depreciation)	(5,749,143)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/11	$(4,393,912)
11/30/12	(4,060,511)
11/30/14	(7,119,782)
11/30/15	(11,048,097)
11/30/16	(11,728,477)
11/30/17	(10,848,523)
11/30/18	(3,454,980)
$(52,654,282)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets (including the value of auction preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses other than preferred shares service fees, such that total annual fund operating expenses do not exceed 0.87% annually of the fund’s average daily net assets (including the value of auction preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2011. For the six months ended May 31, 2011, this reduction amounted to $3,602 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2011, these fees paid to MFSC amounted to $7,130.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the auction preferred shares). The administrative services fee incurred for the six months ended May 31, 2011 was equivalent to an annual effective rate of 0.0193% of the fund’s average daily net assets (including the value of the auction preferred shares).

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $4,760 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $650 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $269, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $13,841,061 and $17,361,095, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2011 and the year ended November 30, 2010, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 5/31/11		Year ended 11/30/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	56,345	$230,333	104,493	$464,965

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2011, the fund’s commitment fee and interest expense were $626 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	19,585,974	(12,222,101)	7,363,873

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,752	$7,363,873

(8)	Auction Preferred Shares

The fund has 3,000 shares issued and outstanding of Auction Preferred Shares (APS), series F. Dividends are cumulative at a rate that is reset every seven days through an auction process. If the APS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS, and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2011, the APS dividend rates ranged from 0.31% to 0.63%. For the six months ended May 31, 2011, the average dividend rate was 0.40%. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for Common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future Common share earnings may be lower than they otherwise would have been. To the extent that investments are purchased with the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

Notes to Financial Statements (unaudited) – continued

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the preferred shares. The service fee is equivalent to 0.25% of the applicable preferred share liquidation value while the preferred share auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such is not permitted to declare common share dividends unless the fund’s APS have a minimum asset coverage ratio of 200% after declaration of the common share dividends.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS High Yield Municipal Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS High Yield Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2011, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2011. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2010, and its financial highlights for each of the four years in the period then ended, and in our report dated January 14, 2011, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for the year ended November 30, 2006 were audited by another independent registered accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial highlights.

Boston, Massachusetts

July 15, 2011

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CMU

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS High Yield Municipal Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/10-12/31/10	0	N/A	0	2,797,087
1/01/11-1/31/11	0	N/A	0	2,797,087
2/01/11-2/28/11	0	N/A	0	2,797,087
3/01/11-3/31/11	0	N/A	0	2,807,701
4/01/11-4/30/11	0	N/A	0	2,807,701
5/01/11-5/31/11	0	N/A	0	2,807,701

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2011 plan year is 2,807,701.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: July 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: July 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 15, 2011

*	Print name and title of each signing officer under his or her signature.